Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Summary of financial information, by segment

							$ million
							2021
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	30,840	24,519	130,095	—	1,724	(29,439)	157,739
Less: sales and other operating revenues between segments	(4,563)	(22,408)	(1,226)	—	(1,242)	29,439	—
Third party sales and other operating revenues	26,277	2,111	128,869	—	482	—	157,739
Earnings from joint ventures and associates – after interest and tax	426	576	385	2,694	(82)	—	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	10,501	2,208	2,429	(2,777)	(67)	14,427
Inventory holding gains (losses)[a]	33	8	3,355	259	—	—	3,655
Profit (loss) before interest and taxation	2,166	10,509	5,563	2,688	(2,777)	(67)	18,082

Finance costs							(2,857)
Net finance expense relating to pensions and other post-retirement benefits							2
Profit before taxation							15,227
Other income statement items
Depreciation, depletion and amortization
US	80	3,174	1,349	—	94	—	4,697
Non-US	4,384	3,354	1,651	—	719	—	10,108
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	7	3,063	—	477	—	3,720
Segment assets
Investments in joint ventures and associates	5,224	8,044	3,291	14,354	70	—	30,983
Additions to non-current assets[b]	4,963	6,090	3,940	—	1,007	—	16,000
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

							$ million
							2020
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	16,275	17,234	90,744	—	1,666	(19,975)	105,944
Less: sales and other operating revenues between segments	(2,708)	(15,879)	(158)	—	(1,230)	19,975	—
Third party sales and other operating revenues	13,567	1,355	90,586	—	436	—	105,944
Earnings from joint ventures and associates – after interest and tax	(45)	(327)	214	(229)	(16)	—	(403)
Segment results
Replacement cost profit (loss) before interest and taxation	(7,068)	(14,583)	3,418	(149)	(579)	89	(18,872)
Inventory holding gains (losses)[a]	19	(2)	(2,796)	(89)	—	—	(2,868)
Profit (loss) before interest and taxation	(7,049)	(14,585)	622	(238)	(579)	89	(21,740)

Finance costs							(3,115)
Net finance expense relating to pensions and other post-retirement benefits							(33)
Profit before taxation							(24,888)
Other income statement items
Depreciation, depletion and amortization
US	96	3,700	1,359	—	39	—	5,194
Non-US	3,361	4,087	1,631	—	616	—	9,695
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(2)	58	1,903	—	543	—	2,502
Segment assets
Investments in joint ventures and associates	3,663	8,154	3,671	11,808	41	—	27,337
Additions to non-current assets[b]	3,507	5,321	5,359	—	570	—	14,757
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

							$ million
							2019
By business	gas & low carbon energy	oil production & operations	customers & products	Rosneft	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	27,045	28,702	132,864	—	1,418	(30,722)	159,307
Less: sales and other operating revenues between segments	(3,097)	(25,870)	(973)	—	(782)	30,722	—
Third party sales and other operating revenues	23,948	2,832	131,891	—	636	—	159,307
Earnings from joint ventures and associates – after interest and tax	81	518	374	2,295	(11)	—	3,257
Segment results
Replacement cost profit (loss) before interest and taxation	2,945	1,049	6,502	2,316	(1,848)	75	11,039
Inventory holding gains (losses)[a]	(6)	(2)	685	(10)	—	—	667
Profit (loss) before interest and taxation	2,939	1,047	7,187	2,306	(1,848)	75	11,706

Finance costs							(3,489)
Net finance expense relating to pensions and other post-retirement benefits							(63)
Profit before taxation							8,154
Other income statement items
Depreciation, depletion and amortization
US	79	4,614	1,335	—	34	—	6,062
Non-US	5,067	4,552	1,586	—	513	—	11,718
Charges for provisions, net of write-back of unused provisions, including change in discount rate	(9)	127	507	—	560	—	1,185
Segment assets
Investments in joint ventures and associates	4,695	9,038	3,609	12,927	56	—	30,325
Additions to non-current assets[b]	7,609	9,705	4,011	—	1,288	—	22,613
[a]    See explanation of inventory holding gains and losses on page 200.
[b]    Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

Disclosure of geographical areas

			$ million
			2021
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	53,748	103,991	157,739
Other income statement items
Production and similar taxes	108	1,200	1,308
Non-current assets
Non-current assets[b] [c]	54,395	108,793	163,188
[a]    Non-US region includes UK $11,248 million
[b]    Non-US region includes UK $19,530 million
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2020
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	27,413	78,531	105,944
Other income statement items
Production and similar taxes	57	638	695
Non-current assets
Non-current assets[b] [c]	52,493	108,786	161,279
[a]    Non-US region includes UK $13,836 million.
[b]    Non-US region includes UK $19,583 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
4. Segmental analysis – continued

			$ million
			2019
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	47,951	111,356	159,307
Other income statement items
Production and similar taxes	315	1,232	1,547
Non-current assets
Non-current assetsb c	57,757	133,398	191,155
[a]    Non-US region includes UK $17,169 million.
[b]    Non-US region includes UK $22,881 million.
[c]    Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.